Commitments and Contingencies (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 mi acre	Dec. 31, 2012
Commitments And Contingencies 1		$ 400,000
Commitments And Contingencies 2		500,000
Commitments And Contingencies 3		500,000
Commitments And Contingencies 4		400,000
Commitments And Contingencies 5		3.00%
Commitments And Contingencies 6		1.00%
Commitments And Contingencies 7		5.00%
Commitments And Contingencies 8		200,000
Commitments And Contingencies 9		200,000
Commitments And Contingencies 1	99
Commitments And Contingencies 2	370
Commitments And Contingencies 3	85
Commitments And Contingencies 4	754
Commitments And Contingencies 5	1,983
Commitments And Contingencies 6	1,989
Commitments And Contingencies 7	1,809
Commitments And Contingencies 8	25,000,000
Commitments And Contingencies 9	$ 30,000,000
Commitments And Contingencies 10	1,660
Commitments And Contingencies 11	25
Commitments And Contingencies 12	673